CONCENTRATIONS AND RISKS (Details - Concentration of suppliers) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total purchases	$ 183,695	$ 193,840	$ 181,994
Supplier A [Member]
Total purchases	20,470		18,074
Supplier B [Member]
Total purchases		36,928
Supplier C [Member]
Total purchases		$ 35,071
Supplier D [Member]
Total purchases	21,433
Supplier E [Member]
Total purchases	$ 19,430
Supplier F [Member]
Total purchases			24,861
Supplier G [Member]
Total purchases			$ 21,200